Condensed Financial Information of New Borun (Details 2)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 New Borun USD ($)	Dec. 31, 2014 New Borun CNY	Dec. 31, 2013 New Borun CNY	Dec. 31, 2012 New Borun CNY
Operating expenses:
General and administrative	$ (7,096,194)	(43,421,610)	(41,645,512)	(49,845,321)			(5,188)
Loss from operations	34,668,504	212,136,582	198,934,724	292,429,391			(5,188)
Other income:
Interest income	442,393	2,707,003	3,850,272	1,364,810
Equity in earnings of subsidiaries					12,945,031	79,210,649	79,533,497	188,151,454
Income before income tax expenses	17,260,041	105,614,198	106,678,342	250,868,605	12,945,031	79,210,649	79,528,309	188,151,454
Income tax expenses	4,315,010	26,403,549	27,150,033	62,717,151
Net income	$ 12,945,031	79,210,649	79,528,309	188,151,454	$ 12,945,031	79,210,649	79,528,309	188,151,454